Label	Element	Value
Virtus KAR Global Quality Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus KAR Global Quality Dividend Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund has an investment objective of total return, consisting of both capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The tables below illustrate all fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial professional or other financial intermediary; (ii) under “Sales Charges” on page 114 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 105 of the fund’s statement of additional information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes an investment of  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Principal Investment Strategies
The fund invests in a globally diversified portfolio of primarily high-quality, mature companies with high dividend yields. The investment strategy emphasizes companies the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk and to be able to grow over market cycles. The fund invests in dividend paying equity securities of companies that are tied economically to a number of countries throughout the world, including depositary receipts. The fund typically invests in the securities of medium to large capitalization companies, but it is not limited to investing in the securities of companies of any particular size. Under normal circumstances, the fund invests at least 80% of its assets in dividend paying equity securities. Generally, the fund invests in approximately 25 to 50 securites at any given time.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The principal risks of investing in the fund are identified below.
Equity Securities Risk.  The value of the stocks held by the fund may be negatively affected by the financial market, industries in which the fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

Foreign Investing Risk.  Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.

Limited Number of Investments Risk.  Because the fund may have a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.

Depositary Receipts Risk.  Investments in foreign companies through depositary receipts may expose the fund to the same risks as direct investments in securities of foreign issuers.

Large Market Capitalization Companies Risk.  The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

Market Volatility Risk.  The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.
Redemption Risk.  One or more large shareholders or groups of shareholders may redeem their holdings in the fund, resulting in an adverse impact on remaining shareholders in the fund by causing the fund to take actions it would not otherwise have taken.

Small and Medium Market Capitalization Risk.  The fund’s investments in small and medium market capitalization companies may increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a composite benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the potential risks of investing in the fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Performance of the Global Quality Dividend Linked benchmark consists of the MSCI World High Dividend Yield Index (net). The MSCI World High Dividend Yield Index (net) is based on the MSCI World Index, its parent index, and includes large- and mid-cap stocks across 23 developed markets countries. The index is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends. The index is calculated on a total return basis with net dividends reinvested.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-243-1574
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class I Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Returns do not reflect sales charges and would be lower if they did.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	Q4/2020:	10.73%	Worst Quarter:	Q1/2020:	-25.23%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.23%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/21)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period maybe higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
Performance of the Global Quality Dividend Linked benchmark consists of the MSCI World High Dividend Yield Index (net). The MSCI World High Dividend Yield Index (net) is based on the MSCI World Index, its parent index, and includes large- and mid-cap stocks across 23 developed markets countries. The index is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends. The index is calculated on a total return basis with net dividends reinvested.
Performance of the Global Quality Dividend Linked benchmark prior to February 1, 2017 is that of the Russell 1000® Value Index and from February 1, 2017 to December 31, 2018, it is that of the Russell Developed Large Cap Index (net). The indexes are unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period maybe higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Virtus KAR Global Quality Dividend Fund | MSCI World High Dividend Yield Index (net) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World High Dividend Yield Index (net) (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.83%
5 Years	rr_AverageAnnualReturnYear05	9.27%
10 Years	rr_AverageAnnualReturnYear10	8.73%
Since Inception	rr_AverageAnnualReturnSinceInception	10.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2019
Virtus KAR Global Quality Dividend Fund | Global Quality Dividend Linked Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Global Quality Dividend Linked Benchmark (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.83%
5 Years	rr_AverageAnnualReturnYear05	9.37%
10 Years	rr_AverageAnnualReturnYear10	12.05%
Since Inception	rr_AverageAnnualReturnSinceInception	10.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2019
Virtus KAR Global Quality Dividend Fund | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.35%	[1]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	680
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	986
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,314
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,240
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	680
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	986
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,314
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,240
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.39%
5 Years	rr_AverageAnnualReturnYear05	5.59%
10 Years	rr_AverageAnnualReturnYear10	8.28%
Virtus KAR Global Quality Dividend Fund | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.29%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.10%	[1]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 313
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	697
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,208
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,611
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	697
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,208
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,611
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.74%
5 Years	rr_AverageAnnualReturnYear05	5.99%
10 Years	rr_AverageAnnualReturnYear10	8.08%
Virtus KAR Global Quality Dividend Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	384
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	676
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,509
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	112
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	384
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	676
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,509
Annual Return 2012	rr_AnnualReturn2012	12.20%
Annual Return 2013	rr_AnnualReturn2013	28.94%
Annual Return 2014	rr_AnnualReturn2014	12.53%
Annual Return 2015	rr_AnnualReturn2015	(4.28%)
Annual Return 2016	rr_AnnualReturn2016	9.79%
Annual Return 2017	rr_AnnualReturn2017	14.54%
Annual Return 2018	rr_AnnualReturn2018	(5.10%)
Annual Return 2019	rr_AnnualReturn2019	22.39%
Annual Return 2020	rr_AnnualReturn2020	(6.35%)
Annual Return 2021	rr_AnnualReturn2021	12.88%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.88%
5 Years	rr_AverageAnnualReturnYear05	7.06%
10 Years	rr_AverageAnnualReturnYear10	9.18%
Virtus KAR Global Quality Dividend Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	12.18%
5 Years	rr_AverageAnnualReturnYear05	4.70%
10 Years	rr_AverageAnnualReturnYear10	7.85%
Virtus KAR Global Quality Dividend Fund | Class I | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	8.10%
5 Years	rr_AverageAnnualReturnYear05	4.83%
10 Years	rr_AverageAnnualReturnYear10	7.12%
Virtus KAR Global Quality Dividend Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.78%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	329
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	597
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,365
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	80
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	329
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	597
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,365
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.22%
Since Inception	rr_AverageAnnualReturnSinceInception	6.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2019

[1]	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.35% for Class A Shares, 2.10% for Class C Shares, 1.10% for Class I Shares and 0.78% for Class R6 Shares through January 31, 2023. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.
[2]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.